Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 17.6%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$1,698	$ 1,674,126
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	1,905	1,881,534
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	4,047	3,927,457
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	5,300	3,870,910
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	13,910	12,821,178
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	5,985	5,437,916
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	4,767	4,737,998
Series 2021-A, Class B, 2.87%, 5/15/26(1)	6,935	6,730,381
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	5,184	4,628,266
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	661	634,776
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,977	5,145,277
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,193	1,018,764
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,147	11,581,190
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	6,853	6,779,972
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	6,921	6,651,531
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	5,210	4,664,183
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	4,391	4,276,035
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,183	1,142,852
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	3,827	3,331,801
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	10,036	9,514,684
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	2,093	1,907,612
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,416	3,127,934
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,611	3,450,344
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	4,900	4,749,186
Series 2021-3, Class B, 0.76%, 2/26/29(1)	4,141	4,003,071
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	7,559	7,442,468
Loanpal Solar Loan, Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	2,186	1,945,913
Security	Principal Amount (000's omitted)	Value
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	$834	$ 656,598
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	356	275,874
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	2,222	2,130,809
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	7,660	7,113,419
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	160	159,669
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	762	692,316
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	638	588,405
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,530	1,328,202
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,907	1,684,179
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	3,550	3,065,453
Mosaic Solar Loans, LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	118	115,938
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,371	4,685,756
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	8,798	8,229,346
OneMain Financial Issuance Trust:
Series 2020-1A, Class A, 3.84%, 5/14/32(1)	5,621	5,606,695
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	8,670	8,550,549
Oportun Funding XIII, LLC, Series 2019-A, Class A, 3.08%, 8/8/25(1)	6,255	6,225,570
Oportun Funding XIV, LLC:
Series 2021-A, Class B, 1.76%, 3/8/28(1)	1,893	1,782,175
Series 2021-A, Class C, 3.44%, 3/8/28(1)	4,091	3,855,034
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	11,298	11,147,725
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	5,864,697
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,557,047
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	28,216,303
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	5,109	4,843,205
Series 2021-3, Class A, 1.15%, 5/15/29(1)	13,921	13,542,467
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,857	3,602,749
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,599,826
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	3,099	2,947,464
Series 2022-1, Class A, 2.03%, 10/15/29(1)	18,723	18,089,407
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,135	2,796,606
PMT Issuer Trust, Series 2021-FT1, Class A, 4.624%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(4)	1,360	1,343,805
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 4.474%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(4)	2,725	2,709,321
Series 2018-GT2, Class A, 4.274%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	1,555	1,534,404

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust: (continued)
Series 2022-GT1, Class A, 5.176%, (30-day average SOFR + 4.25%), 5/25/27(1)(4)	$4,680	$ 4,669,574
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/23, 10/15/49(1)(5)	3,300	3,250,390
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,992	1,723,079
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,344	1,967,557
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,556	9,880,789
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,420	1,377,088
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,526	4,294,798
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	4,421	4,109,166
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26,733	26,539,918
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,140	2,059,305
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	5,900	5,422,988
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	944	825,339
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	8,924	7,677,042
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,381	1,228,869
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,828	4,547,584
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,752	2,501,169
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	4,147	3,487,243
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	26,000	24,806,764
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,342	2,909,706
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,392	1,312,659
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,779	3,550,288
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	5,504	5,381,586
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	3,318	3,214,099
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,121	2,104,605
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	2,765	2,689,824
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	9,446,297
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,338,687
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,024	5,095,053
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	$2,104	$ 1,682,487
Series 2020-A, Class C, 6.657%, 3/15/45(1)	802	527,781
Total Asset-Backed Securities (identified cost $465,329,082)		$ 436,240,106

Collateralized Mortgage Obligations — 6.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 2.676%, (30-day average SOFR + 1.75%), 3/25/31(1)(4)	$1,617	$ 1,618,092
Series 2021-1A, Class M1B, 3.126%, (30-day average SOFR + 2.20%), 3/25/31(1)(4)	1,550	1,496,252
Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	12,003	11,826,596
Series 2021-3A, Class A2, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(4)	3,470	3,428,542
Eagle Re, Ltd., Series 2021-1, Class M1A, 2.626%, (30-day average SOFR + 1.70%), 10/25/33(1)(4)	1,742	1,745,057
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 2.674%, (1 mo. USD LIBOR + 1.05%), 7/25/30(4)	1,204	1,205,148
Series 2019-DNA3, Class B2, 9.774%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	2,905	2,922,069
Series 2019-DNA3, Class M2, 3.674%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(4)	5,630	5,605,949
Series 2019-DNA4, Class M2, 3.574%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	474	473,080
Series 2019-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(4)	4,852	4,783,982
Series 2019-HQA3, Class B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(4)	3,974	3,733,598
Series 2019-HQA4, Class B1, 4.574%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	2,768	2,646,955
Series 2020-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	5,321	4,966,532
Series 2021-DNA3, Class M1, 1.676%, (30-day average SOFR + 0.75%), 10/25/33(1)(4)	2,544	2,511,098
Series 2022-DNA2, Class M1A, 2.226%, (30-day average SOFR + 1.30%), 2/25/42(1)(4)	6,713	6,573,059
Series 2022-HQA1, Class M1A, 3.026%, (30-day average SOFR + 2.10%), 3/25/42(1)(4)	1,668	1,656,424
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.874%, (1 mo. USD LIBOR + 5.25%), 10/25/23(4)	896	924,671
Series 2014-C02, Class 2M2, 4.224%, (1 mo. USD LIBOR + 2.60%), 5/25/24(4)	464	468,881
Series 2014-C03, Class 2M2, 4.524%, (1 mo. USD LIBOR + 2.90%), 7/25/24(4)	595	597,745

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2014-C04, Class 1M2, 6.524%, (1 mo. USD LIBOR + 4.90%), 11/25/24(4)	$6,581	$ 6,804,879
Series 2018-R07, Class 1M2, 4.024%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(4)	530	529,081
Series 2019-R01, Class 2B1, 5.974%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	10,565	10,568,989
Series 2019-R02, Class 1B1, 5.774%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	4,805	4,764,714
Series 2019-R03, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	4,825	4,775,101
Series 2019-R04, Class 2B1, 6.874%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(4)	3,441	3,496,666
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	22,273	21,126,374
Series 2019-R07, Class 1B1, 5.024%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	9,454	8,812,933
Series 2020-R01, Class 2B1, 4.874%, (1 mo. USD LIBOR + 3.25%), 1/25/40(1)(4)	3,000	2,607,456
Series 2020-R02, Class 2B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	4,570	4,100,250
Series 2021-R01, Class 1B2, 6.926%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	10,132	8,509,074
Series 2021-R02, Class 2B1, 4.226%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	1,647	1,419,400
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,950	1,897,690
Home Re, Ltd.:
Series 2021-1, Class M1B, 3.174%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(4)	4,255	4,207,231
Series 2021-1, Class M2, 4.474%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	2,500	2,283,698
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 2.576%, (30-day average SOFR + 1.65%), 10/25/33(1)(4)	3,072	3,072,062
Radnor Re, Ltd., Series 2021-2, Class M1A, 2.776%, (30-day average SOFR + 1.85%), 11/25/31(1)(4)	4,545	4,511,474
Total Collateralized Mortgage Obligations (identified cost $159,643,405)		$152,670,802

Commercial Mortgage-Backed Securities — 10.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$9,685	$ 8,217,817
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	4,805	3,968,866
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 4.824%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(4)	3,637	3,414,749
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.244%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(4)	11,183	10,996,733
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2019-XL, Class B, 2.404%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(4)	$2,690	$ 2,625,719
Series 2021-VOLT, Class B, 2.274%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(4)	10,584	9,966,999
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	5,226	4,873,756
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	7,717	7,237,402
Extended Stay America Trust:
Series 2021-ESH, Class A, 2.405%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	3,909	3,816,945
Series 2021-ESH, Class C, 3.025%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	7,005	6,791,909
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	18,368,131
Series KG03, Class A2, 1.297%, 6/25/30(3)	4,615	3,885,271
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,743,080
Series KW06, Class A2, 3.80%, 6/25/28(3)	5,335	5,419,876
Series W5FX, Class AFX, 3.336%, 4/25/28(3)	1,896	1,875,330
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.024%, 9/25/27(3)	5,654	5,573,746
Series 2018-M4, Class A2, 3.158%, 3/25/28(3)	3,843	3,769,301
Series 2018-M13, Class A2, 3.87%, 9/25/30(3)	15,324	15,540,868
Series 2019-M1, Class A2, 3.671%, 9/25/28(3)	8,767	8,790,340
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,995	10,312,089
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	12,579,229
Series 2020-M20, Class A2, 1.435%, 10/25/29	5,500	4,799,228
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 4.874%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(4)	6,363	5,931,443
Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	6,098	5,502,388
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.474%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(4)	11,545	11,246,215
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	661,973
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)	385	68,723
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C, 2.675%, (1 mo. USD LIBOR + 1.35%), 4/15/38(1)(4)	2,565	2,439,795
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(4)(6)	22,473	22,262,280
Series 2017-CLS, Class B, 2.174%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(4)(6)	4,000	3,953,074
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(4)(6)	8,086	7,810,677

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	$10,195	$ 8,675,542
VMC Finance, LLC:
Series 2021-HT1, Class A, 3.262%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(4)	8,312	7,989,304
Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	13,365	12,518,053
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(3)	1,330	1,212,498
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(3)	2,700	2,323,013
Total Commercial Mortgage-Backed Securities (identified cost $265,938,536)		$ 249,162,362

Corporate Bonds — 40.6%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.2%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$4,488	$ 4,197,671
		$ 4,197,671
Communications — 2.4%
AT&T, Inc.:
3.55%, 9/15/55	$10,792	$ 8,103,765
3.65%, 6/1/51	4,905	3,843,785
3.65%, 9/15/59	822	617,459
3.80%, 12/1/57	4,973	3,852,231
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	16,467	13,080,799
Comcast Corp.:
2.887%, 11/1/51	6,939	4,966,146
2.937%, 11/1/56	7,567	5,273,678
Nokia Oyj:
4.375%, 6/12/27	5,025	4,753,963
6.625%, 5/15/39	5,100	5,052,417
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	2,440	2,084,439
SES S.A., 5.30%, 4/4/43(1)	1,457	1,243,566
T-Mobile USA, Inc.:
2.25%, 11/15/31(7)	4,403	3,577,758
2.55%, 2/15/31	2,306	1,942,800
2.625%, 4/15/26	2,084	1,895,127
		$60,287,933
Consumer, Cyclical — 3.3%
Air Canada, 3.875%, 8/15/26(1)	$8,770	$7,436,478
American Airlines Pass-Through Trust, 4.40%, 9/22/23	1,410	1,344,904
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	$12,493	$ 11,522,294
Aptiv PLC/Aptiv Corp.:
2.396%, 2/18/25	3,000	2,867,690
3.25%, 3/1/32(7)	2,704	2,300,408
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	5,755	4,985,787
7.60%, 7/15/37	2,744	2,224,554
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,670	2,639,762
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	5,100	4,960,316
4.75%, 10/20/28(1)	4,954	4,683,474
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	12,536	8,351,020
General Motors Financial Co., Inc., 4.30%, 4/6/29	7,598	6,980,080
Hyatt Hotels Corp.:
1.30%, 10/1/23	2,600	2,518,985
1.80%, 10/1/24	984	930,888
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	4,400	3,746,886
4.375%, 1/15/31(1)	7,749	6,619,196
Magallanes, Inc.:
5.05%, 3/15/42(1)	3,835	3,268,697
5.141%, 3/15/52(1)	4,351	3,657,705
		$81,039,124
Consumer, Non-cyclical — 3.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$916,202
4.25%, 11/1/29(1)	5,174	4,556,893
Avantor Funding, Inc., 4.625%, 7/15/28(1)	6,208	5,707,201
Block Financial, LLC, 3.875%, 8/15/30	7,027	6,326,743
Centene Corp.:
2.50%, 3/1/31	4,900	3,904,712
3.375%, 2/15/30	2,435	2,071,978
4.25%, 12/15/27	2,693	2,522,183
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	2,149	1,908,507
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	3,057,972
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	3,664,408
CVS Pass-Through Trust, 6.036%, 12/10/28	1,307	1,342,028
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	6,919,798
Ford Foundation (The), 2.415%, 6/1/50(7)	6,560	4,692,161
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,978,311
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	6,835	6,030,452
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	5,315	4,383,812
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	5,815	5,197,336

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
President and Fellows of Harvard College, 3.619%, 10/1/37	$1,000	$ 954,338
Royalty Pharma PLC, 3.55%, 9/2/50	6,486	4,541,712
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,662,799
3.00%, 10/15/30(1)	1,114	924,809
		$ 77,264,355
Energy — 0.8%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$4,139	$3,877,291
6.375%, 10/1/30	1,616	1,406,624
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	5,365	4,604,485
5.00%, 1/31/28(1)	10,987	9,972,021
		$19,860,421
Financial — 20.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$813	$751,563
2.875%, 8/14/24	1,878	1,790,539
3.50%, 1/15/25	3,925	3,752,320
4.50%, 9/15/23	4,780	4,760,154
6.50%, 7/15/25	2,742	2,809,548
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,042	2,751,940
Agree, L.P., 2.00%, 6/15/28	2,150	1,838,566
Air Lease Corp., 2.875%, 1/15/26	2,543	2,338,390
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	6,199	5,693,689
American Assets Trust, L.P., 3.375%, 2/1/31	2,454	2,102,522
American National Group, Inc., 6.144%, 6/13/32(1)	6,355	6,302,875
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,435,527
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	6,352	5,995,654
Banco de Chile, 2.99%, 12/9/31(1)	4,947	4,139,946
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(8)	7,000	6,080,784
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(8)	11,928	10,623,251
1.898% to 7/23/30, 7/23/31(8)	3,540	2,832,395
1.922% to 10/24/30, 10/24/31(8)	1,865	1,491,438
2.087% to 6/14/28, 6/14/29(8)	4,867	4,172,444
2.299% to 7/21/31, 7/21/32(8)	5,365	4,340,822
2.456% to 10/22/24, 10/22/25(8)	16,534	15,766,004
2.551% to 2/4/27, 2/4/28(8)	9,133	8,313,133
3.824% to 1/20/27, 1/20/28(8)	7,533	7,229,824
3.846% to 3/8/32, 3/8/37(8)	18,871	16,332,423
BankUnited, Inc., 5.125%, 6/11/30	1,732	1,679,331
Security	Principal Amount (000's omitted)	Value
Financial (continued)
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	$5,136	$ 4,663,848
5.125% to 1/18/28, 1/18/33(1)(8)	1,686	1,430,520
Boston Properties, L.P., 2.45%, 10/1/33	12,059	9,277,774
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(8)	6,559	5,505,684
Broadstone Net Lease, LLC, 2.60%, 9/15/31	3,193	2,607,529
Brown & Brown, Inc.:
2.375%, 3/15/31	751	595,260
4.20%, 3/17/32	959	874,091
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	5,920	5,244,210
3.30%, 10/30/24	4,779	4,667,888
4.20%, 10/29/25	2,950	2,915,419
4.927% to 5/10/27, 5/10/28(8)	6,268	6,212,822
CI Financial Corp.:
3.20%, 12/17/30	5,188	4,061,875
4.10%, 6/15/51	2,805	1,821,826
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(8)	1,931	1,794,432
2.78%, (SOFR + 1.28%), 2/24/28(4)	10,108	9,703,506
3.106% to 4/8/25, 4/8/26(8)	4,706	4,523,416
3.785% to 3/17/32, 3/17/33(8)	8,060	7,269,105
3.887% to 1/10/27, 1/10/28(8)	5,045	4,854,461
4.00% to 12/10/25(8)(9)	3,895	3,378,913
Corporate Office Properties, L.P., 2.90%, 12/1/33	4,246	3,295,518
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	6,490	6,311,942
Enact Holdings, Inc., 6.50%, 8/15/25(1)	5,470	5,169,095
EPR Properties:
3.75%, 8/15/29	6,930	5,774,154
4.50%, 6/1/27	6,725	6,093,021
Extra Space Storage, L.P., 2.55%, 6/1/31	4,159	3,426,226
GA Global Funding Trust:
2.25%, 1/6/27(1)	11,309	10,124,944
2.90%, 1/6/32(1)	10,150	8,445,405
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(8)	11,226	9,942,872
2.64% to 2/24/27, 2/24/28(8)	3,000	2,724,933
2.65% to 10/21/31, 10/21/32(8)	6,165	5,086,979
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,833	11,932,277
3.75%, 9/15/30(1)	6,000	4,796,490
6.00%, 4/15/25(1)	6,528	6,262,474
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(8)	9,071	8,088,886
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	9,770	8,011,400

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Iron Mountain, Inc.: (continued)
5.00%, 7/15/28(1)	$1,050	$ 931,924
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(8)	8,125	7,131,839
1.578% to 4/22/26, 4/22/27(8)	8,750	7,801,165
2.08%, (SOFR + 0.58%), 3/16/24(4)	1,722	1,701,875
2.68%, (SOFR + 1.18%), 2/24/28(4)	6,555	6,306,005
2.739% to 10/15/29, 10/15/30(8)	4,603	4,020,052
2.82%, (SOFR + 1.32%), 4/26/26(4)	5,518	5,433,565
4.586% to 4/26/32, 4/26/33(8)	2,309	2,270,395
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	3,594,627
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	2,785	1,976,953
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	5,399	4,315,071
Life Storage, L.P., 2.40%, 10/15/31	6,172	4,918,820
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	5,408	4,294,023
3.624%, 6/3/30(1)	3,355	2,929,273
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	4,701	4,484,164
Newmark Group, Inc., 6.125%, 11/15/23	3,000	2,993,977
OneMain Finance Corp., 3.50%, 1/15/27	10,150	8,134,362
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	12,003	11,635,231
Radian Group, Inc., 4.875%, 3/15/27	5,757	5,168,210
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	2,349	1,947,861
3.875%, 3/1/31(1)	7,015	5,276,297
Sabra Health Care, L.P., 3.20%, 12/1/31	9,535	7,577,692
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,637,872
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(8)	4,545	4,342,968
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	2,554	2,409,664
1.456% to 1/14/26, 1/14/27(1)(8)	4,010	3,541,079
1.822% to 11/23/24, 11/23/25(1)(8)	3,977	3,686,054
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,447,863
Sun Communities Operating, L.P.:
2.30%, 11/1/28	2,273	1,946,359
2.70%, 7/15/31	3,395	2,739,757
4.20%, 4/15/32	5,697	5,186,826
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	6,445	6,254,385
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,265,398
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,024	2,787,041
Toronto-Dominion Bank (The), 2.09%, (SOFR + 0.59%), 9/10/26(4)	8,090	7,869,789
Truist Financial Corp., 5.10% to 3/1/30(7)(8)(9)	4,856	4,418,960
UBS AG, 1.25%, 6/1/26(1)	6,476	5,761,563
Security	Principal Amount (000's omitted)	Value
Financial (continued)
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	$6,300	$ 5,008,468
4.375% to 2/10/31(1)(8)(9)	2,686	1,971,793
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(8)	2,617	2,117,155
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(8)	5,788	5,542,234
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	3,746	3,020,645
		$ 499,013,531
Government - Multinational — 4.9%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$5,467,360
European Bank for Reconstruction & Development, 1.50%, 2/13/25	7,640	7,337,334
European Investment Bank:
1.625%, 5/13/31(7)	14,990	13,298,709
2.375%, 5/24/27(7)	17,185	16,606,906
2.875%, 6/13/25(1)	42,948	42,710,345
Inter-American Development Bank, 0.875%, 4/3/25	6,067	5,706,320
International Bank for Reconstruction & Development:
0.875%, 7/15/26(7)	5,000	4,574,916
1.63%, (SOFR + 0.13%), 1/13/23(4)	10,100	10,101,155
3.125%, 11/20/25	12,050	12,055,097
International Finance Corp., 1.59%, (SOFR + 0.09%), 4/3/24(4)	4,067	4,067,347
		$121,925,489
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$11,742,849
		$11,742,849
Industrial — 1.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	$7,840	$6,585,522
Jabil, Inc.:
3.00%, 1/15/31	10,766	9,052,603
3.60%, 1/15/30	6,161	5,492,984
Owens Corning, 3.95%, 8/15/29	6,455	5,993,927
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,200	3,116,112
Valmont Industries, Inc., 5.25%, 10/1/54	5,546	5,302,492
		$35,543,640
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$8,546,848
		$8,546,848

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 1.2%
DXC Technology Co., 2.375%, 9/15/28	$2,648	$ 2,281,219
HP, Inc., 4.00%, 4/15/29	4,525	4,243,450
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	7,102	5,983,597
2.70%, 10/15/28(1)	4,323	3,447,149
Seagate HDD Cayman:
3.375%, 7/15/31	7,315	5,698,934
4.091%, 6/1/29	2,481	2,138,324
5.75%, 12/1/34	6,242	5,504,206
		$29,296,879
Utilities — 2.2%
AES Corp. (The), 2.45%, 1/15/31	$8,500	$6,844,822
American Water Capital Corp.:
2.30%, 6/1/31	639	541,915
2.95%, 9/1/27	1,877	1,762,893
Avangrid, Inc., 3.15%, 12/1/24	4,119	4,026,487
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	2,429	1,928,808
Enel Finance International N.V., 1.375%, 7/12/26(1)	11,675	10,258,843
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	2,546,738
4.25%, 7/15/49	4,815	4,478,479
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	4,989	4,342,919
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,719	2,605,618
4.25%, 9/15/24(1)	324	310,601
4.50%, 9/15/27(1)	4,500	4,175,683
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	2,914,115
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,921	8,649,773
		$55,387,694
Total Corporate Bonds (identified cost $1,138,057,426)		$1,004,106,434

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$5,000	$ 4,638,200
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,638,200

Preferred Stocks — 0.6%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(4)	76,679	$ 1,578,821
		$ 1,578,821
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P.:
Series A, 5.75%	100,000	$ 1,708,000
Series A2, 6.375%	211,400	4,166,694
		$ 5,874,694
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.:
5.50%	306,800	$5,697,276
6.25%	40,000	820,000
		$6,517,276
Total Preferred Stocks (identified cost $18,345,553)		$13,970,791

Senior Floating-Rate Loans — 3.2%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.2%
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	$5,750	$ 5,703,281
		$ 5,703,281
Auto Components — 0.2%
Clarios Global, L.P., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$5,156	$ 4,808,226
		$ 4,808,226
Automobiles — 0.0%(13)
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$781	$ 722,200
		$ 722,200
Construction & Engineering — 0.1%
APi Group DE, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 1/3/29	$2,515	$2,419,274
		$2,419,274

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$5,114	$ 4,712,809
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	811	753,414
UPC Financing Partnership, Term Loan, 4.324%, (1 mo. USD LIBOR + 3.00%), 1/31/29	5,925	5,623,815
Virgin Media Bristol, LLC, Term Loan, 4.574%, (1 mo. USD LIBOR + 3.25%), 1/31/29	5,600	5,369,000
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	5,185	4,844,734
		$ 21,303,772
Health Care Providers & Services — 0.0%(13)
Select Medical Corporation, Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 3/6/25	$1,350	$ 1,293,750
		$1,293,750
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$2,631	$2,565,121
		$2,565,121
IT Services — 0.4%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$2,258	$2,170,898
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,300	1,182,369
Informatica, LLC, Term Loan, 4.438%, (1 mo. USD LIBOR + 2.75%), 10/27/28	5,960	5,673,235
		$9,026,502
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$2,558	$2,411,709
		$2,411,709
Software — 0.9%
Banff Merger Sub, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,717	$5,328,536
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	5,221	5,057,682
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	613	584,521
Ultimate Software Group, Inc. (The), Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26	5,061	4,784,385
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
VS Buyer, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 2/28/27	$5,868	$ 5,565,343
		$ 21,320,467
Specialty Retail — 0.3%
Petsmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$6,783	$ 6,395,013
		$ 6,395,013
Total Senior Floating-Rate Loans (identified cost $82,390,091)		$ 77,969,315

Sovereign Government Bonds — 1.9%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 3,024,545
1.00%, 10/1/26	25,266	23,158,404
1.75%, 9/14/29	14,365	13,106,902
2.00%, 9/29/22	8,660	8,658,409
Total Sovereign Government Bonds (identified cost $51,748,686)		$ 47,948,260

Taxable Municipal Obligations — 2.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$ 834,638
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	3,750	4,172,625
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	4,007,754
New York City, NY, 5.206%, 10/1/31(14)	1,030	1,101,410
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,901,874
		$ 13,018,301
Special Tax Revenue — 1.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$5,297,546
2.484%, 6/1/27	3,980	3,748,603
2.534%, 6/1/28	4,980	4,607,695
2.584%, 6/1/29	2,715	2,476,026
2.984%, 6/1/33	3,060	2,693,351

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
3.034%, 6/1/34	$2,195	$ 1,908,509
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	3,800	4,053,878
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	3,540	3,875,096
		$ 28,660,704
Water and Sewer — 1.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,178,962
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,164,712
Green Bonds, 2.184%, 9/1/31	1,985	1,701,562
Green Bonds, 2.264%, 9/1/32	1,780	1,507,553
Green Bonds, 2.344%, 9/1/33	1,945	1,621,255
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,783,343
Green Bonds, 1.701%, 5/1/31	1,925	1,585,276
Green Bonds, 1.951%, 5/1/34	1,120	877,598
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	17,448,383
		$29,868,644
Total Taxable Municipal Obligations (identified cost $79,179,899)		$71,547,649

U.S. Government Agencies and Instrumentalities — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$1,558	$ 1,559,596
2.618%, 8/1/23	778	774,207
2.668%, 8/1/24	2,726	2,691,903
2.738%, 8/1/25	2,726	2,687,565
3.435%, 8/1/34	3,105	3,128,381
3.485%, 8/1/35	1,745	1,783,804
3.535%, 8/1/36	929	943,086
3.585%, 8/1/37	3,215	3,399,864
3.635%, 8/1/38	657	676,666
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,654	1,558,801
2.36%, 10/15/29	1,369	1,318,830
3.22%, 9/15/29	2,135	2,123,485
Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.: (continued)
3.52%, 9/20/32	$4,768	$ 4,780,390
Total U.S. Government Agencies and Instrumentalities (identified cost $28,101,026)		$ 27,426,578

U.S. Government Agency Mortgage-Backed Securities — 7.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$1,550	$ 1,513,654
Federal National Mortgage Association:
3.50%, 30-Year, TBA(15)	55,344	53,214,532
4.00%, 30-Year, TBA(15)	72,167	71,152,119
4.50%, 30-Year, TBA(15)	25,600	25,698,003
Pool #AN1909, 2.68%, 7/1/26	2,951	2,868,703
Pool #BM3990, 4.00%, 3/1/48	3,549	3,549,370
Pool #FM1867, 3.00%, 11/1/49	4,733	4,453,606
Pool #FM6803, 2.00%, 4/1/51	4,086	3,571,870
Pool #FM7023, 3.00%, 7/1/49	3,909	3,679,999
Pool #MA3149, 4.00%, 10/1/47	4,451	4,455,409
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	5,540	5,050,166
Pool #CB8627, 2.50%, 4/20/51	2,508	2,284,094
Pool #CB8628, 2.50%, 4/20/51	2,383	2,170,503
Pool #CB8629, 2.50%, 4/20/51	8,280	7,542,275
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $196,986,196)		$191,204,303

U.S. Treasury Obligations — 11.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$970	$ 670,550
1.375%, 11/15/40	8,915	6,424,024
1.625%, 11/15/50	7,891	5,553,445
1.75%, 8/15/41	14,381	10,944,727
1.875%, 2/15/41	14,844	11,648,191
1.875%, 2/15/51	15,198	11,407,405
1.875%, 11/15/51	5,814	4,364,134
2.00%, 11/15/41	3,700	2,940,055
2.00%, 8/15/51	18,800	14,538,422
2.25%, 5/15/41	13,545	11,307,959
2.25%, 8/15/49	17,265	14,174,160

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.375%, 5/15/51	$13,524	$ 11,422,222
2.875%, 5/15/49	4,593	4,284,214
U.S. Treasury Notes:
0.125%, 12/31/22	13,375	13,215,451
0.375%, 9/30/27	1,775	1,544,215
0.75%, 11/15/24	1,510	1,432,023
1.125%, 1/15/25	5,054	4,820,647
1.50%, 1/31/27	14,503	13,543,026
1.875%, 2/28/27	6,372	6,049,044
1.875%, 2/15/32	3,529	3,197,605
2.125%, 3/31/24	6,346	6,254,033
2.375%, 3/31/29	2,500	2,393,506
2.625%, 4/15/25	4,604	4,554,543
2.75%, 4/30/27	58,218	57,437,970
2.875%, 4/30/29	62,162	61,443,252
Total U.S. Treasury Obligations (identified cost $315,297,649)		$285,564,823

Short-Term Investments — 1.4%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(16)	26,741,701	$ 26,741,701
Total Affiliated Fund (identified cost $26,741,701)		$ 26,741,701
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(17)	7,086,448	$ 7,086,448
Total Securities Lending Collateral (identified cost $7,086,448)		$ 7,086,448
Total Short-Term Investments (identified cost $33,828,149)		$ 33,828,149
Total Investments — 105.0% (identified cost $2,839,845,698)		$2,596,277,772
Other Assets, Less Liabilities — (5.0)%		$ (123,053,744)
Net Assets — 100.0%		$2,473,224,028

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $1,084,567,443 or 43.9% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2022.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $30,892,496 and the total market value of the collateral received by the Fund was $31,606,193, comprised of cash of $7,086,448 and U.S. government and/or agencies securities of $24,519,745.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $4,638,200, which represents 0.2% of the net assets of the Fund as of June 30, 2022.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Amount is less than 0.05%.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

(17)	Represents investment of cash collateral received in connection with securities lending.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,132,271	CAD	5,298,108	State Street Bank and Trust Company	8/31/22	$15,782	$ —
						$15,782	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	964	Long	9/30/22	$202,455,063	$(1,113,530)
U.S. 5-Year Treasury Note	77	Long	9/30/22	8,643,250	(71,117)
U.S. Long Treasury Bond	340	Long	9/21/22	47,132,500	(195,270)
U.S. Ultra-Long Treasury Bond	256	Long	9/21/22	39,512,000	(603,393)
U.S. Ultra 10-Year Treasury Note	(221)	Short	9/21/22	(28,149,875)	149,957
					$(1,833,353)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the fiscal year to date ended June 30, 2022, the Fund entered into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $65,405,932, which represents 2.6% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$17,033,394	$ 5,429,406	$ —	$ —	$(193,086)	$22,262,280	$154,673	$22,473,000
Series 2017-CLS, Class B, 2.174%, (1 mo. USD LIBOR +0.85%), 11/15/34	—	3,999,375	—	—	(46,321)	3,953,074	31,356	4,000,000
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36	8,136,055	973,145	(1,136,274)	—	(166,943)	7,810,677	114,468	8,085,726
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	4,914,150	—	—	—	(275,950)	4,638,200	56,250	5,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	13,362,609	729,661,883	(743,001,486)	(23,006)	—	—	31,640	—
Liquidity Fund, Institutional Class(2)	—	269,824,500	(243,082,799)	—	—	26,741,701	70,354	26,741,701
Total				$(23,006)	$(682,300)	$65,405,932	$458,741

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$436,240,106	$ —	$436,240,106
Collateralized Mortgage Obligations	—	152,670,802	—	152,670,802

Calvert
Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$ —	$249,162,362	$ —	$249,162,362
Corporate Bonds	—	1,004,106,434	—	1,004,106,434
High Social Impact Investments	—	4,638,200	—	4,638,200
Preferred Stocks	13,970,791	—	—	13,970,791
Senior Floating-Rate Loans	—	77,969,315	—	77,969,315
Sovereign Government Bonds	—	47,948,260	—	47,948,260
Taxable Municipal Obligations	—	71,547,649	—	71,547,649
U.S. Government Agencies and Instrumentalities	—	27,426,578	—	27,426,578
U.S. Government Agency Mortgage-Backed Securities	—	191,204,303	—	191,204,303
U.S. Treasury Obligations	—	285,564,823	—	285,564,823
Short-Term Investments:
Affiliated Fund	26,741,701	—	—	26,741,701
Securities Lending Collateral	7,086,448	—	—	7,086,448
Total Investments	$47,798,940	$2,548,478,832	$ —	$2,596,277,772
Forward Foreign Currency Exchange Contracts	$ —	$15,782	$ —	$15,782
Futures Contracts	149,957	—	—	149,957
Total	$47,948,897	$2,548,494,614	$ —	$2,596,443,511
Liability Description
Futures Contracts	$(1,983,310)	$ —	$ —	$(1,983,310)
Total	$(1,983,310)	$ —	$ —	$(1,983,310)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.